Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 28, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Jubak Global Equity Fund (Prospectus Summary) | Jubak Global Equity Fund | Jubak Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JUBAX

Jubak Global Equity Fund (Prospectus Summary) | Jubak Global Equity Fund
SUMMARY SECTION
Investment Objective
The Jubak Global Equity Fund (the "Fund") seeks long term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Jubak Global Equity Fund
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account fees (annual maintenance and full redemption requests)	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Jubak Global Equity Fund
Management fees		1.20%
Distribution (Rule 12b-1) Fee		0.25%
Other Expenses		1.51%
Acquired fund fees and expenses		0.06%
Total annual fund operating expenses	[1]	3.02%
Fee waiver and/or expense reimbursements	[2]	(1.21%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[1][2]	1.81%
[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Effective July 1, 2011, the Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund. This agreement is in effect until September 30, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Jubak Global Equity Fund	184	820	1,481	3,251

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies located throughout the world, including the United States, and at least 40% of its assets in companies organized,

headquartered or doing a substantial amount of business outside the United

States.  The Fund considers a company that has, at the time of investment, at least 50% of its assets or derived at least 50% of its revenue during the most recent fiscal year from business outside the United States as doing a substantial amount of business outside the United States. The Fund will invest primarily in equity securities of companies located in developed countries and may invest up to 40% of its assets in emerging markets.

The Fund's investments in equity securities may include common stocks, preferred stocks and convertible securities.  The Fund may invest in any size company,

including small and mid capitalization companies.  The Fund will focus its investment in a portfolio of stocks across all industry groups, market capitalization ranges and geographic locations (but in no less than three different countries). From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Fund also may invest in American, European, and global depository receipts

("ADRs", "EDRs", and "GDRs", respectively) and exchange-traded funds ("ETFs").

ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and that have shares which are bought and sold on securities exchanges.

The Fund advisor's investment process is based on a large number of factors,

including macro-economic trends and geopolitical issues, as well as more fundamental analysis of specific company performance, competitors and markets. The Fund's advisor also considers other factors including political risk, monetary policy risk, and regulatory risk when selecting foreign

(non-U.S.) securities. The advisor's investment approach begins with a macro-economic approach that identifies important long-term global economic,

financial, demographic, technology, and political trends and then seeks to identify specific companies that will be positively affected by these trends prior to general recognition of their consequences by markets.  In choosing the specific stocks to buy to take advantage of these long-term trends the advisor looks at fundamental positioning in a company's market, management track records, competitive advantage with respect to competitors, and financial staying power, and then seeks to buy the best stocks based on these metrics whenever short-term market volatility gives the Fund an opportunity to buy these stocks at low or reasonable prices.

Principal Risks of Investing
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

  · Investment Risks: An investment in the Fund is subject to investment risk,

    including the possible loss of the entire principal amount that you invest.

  · Equity Risks: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

  · Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.

    Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

  · Currency Risks: Foreign securities that trade in, and receive revenues in,

    foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions,

    that the U.S. dollar will decline in value relative to the currency being hedged.

  · Emerging Markets Risks: The Fund's investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result,

    their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

  · Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. The Fund's advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

  · Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the

    Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

  · Small- and Mid-Cap Company Risks: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

  · ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  The Fund limits its investment in shares of other investment companies including ETFs to the extent allowed by the Investment

    Company Act of 1940, as amended (the "1940 Act").

Performance
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
Jubak Global Equity Fund (Prospectus Summary) | Jubak Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Jubak Global Equity Fund (the "Fund") seeks long term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities of companies located throughout the world, including the United States, and at least 40% of its assets in companies organized, headquartered or doing a substantial amount of business outside the United
States.  The Fund considers a company that has, at the time of investment, at least 50% of its assets or derived at least 50% of its revenue during the most recent fiscal year from business outside the United States as doing a substantial amount of business outside the United States. The Fund will invest primarily in equity securities of companies located in developed countries and may invest up to 40% of its assets in emerging markets.

The Fund's investments in equity securities may include common stocks, preferred stocks and convertible securities.  The Fund may invest in any size company, including small and mid capitalization companies.  The Fund will focus its investment in a portfolio of stocks across all industry groups, market capitalization ranges and geographic locations (but in no less than three different countries). From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Fund also may invest in American, European, and global depository receipts
("ADRs", "EDRs", and "GDRs", respectively) and exchange-traded funds ("ETFs").
ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.  EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and that have shares which are bought and sold on securities exchanges.

The Fund advisor's investment process is based on a large number of factors, including macro-economic trends and geopolitical issues, as well as more fundamental analysis of specific company performance, competitors and markets. The Fund's advisor also considers other factors including political risk, monetary policy risk, and regulatory risk when selecting foreign
(non-U.S.) securities. The advisor's investment approach begins with a macro-economic approach that identifies important long-term global economic, financial, demographic, technology, and political trends and then seeks to identify specific companies that will be positively affected by these trends prior to general recognition of their consequences by markets.  In choosing the specific stocks to buy to take advantage of these long-term trends the advisor looks at fundamental positioning in a company's market, management track records, competitive advantage with respect to competitors, and financial staying power, and then seeks to buy the best stocks based on these metrics whenever short-term market volatility gives the Fund an opportunity to buy these stocks at low or reasonable prices.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock
Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

  · Investment Risks: An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

  · Equity Risks: A principal risk of investing in the Fund is equity risk, which is the risk that the value of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

  · Foreign Investment Risks: The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.
    Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments.

  · Currency Risks: Foreign securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

  · Emerging Markets Risks: The Fund's investments in foreign issuers in developing or emerging market countries involve exposure to changes in economic and political factors. The economies of most emerging market countries are in the infancy stage of capital market development. As a result, their economic systems are still evolving and their political systems are typically less stable than those in developed economies. Emerging market countries often suffer from currency devaluation and higher rates of inflation.

  · Management Risks: The Fund is subject to management risk because it is an actively managed portfolio. The Fund's advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

  · Non-Diversification Risks: The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the
    Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

  · Small- and Mid-Cap Company Risks: The securities of small- or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

  · ETF Risks: The risk of ETFs generally reflects the risk of owning shares of the underlying securities held by the ETFs, although the lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  The Fund limits its investment in shares of other investment companies including ETFs to the extent allowed by the Investment
    Company Act of 1940, as amended (the "1940 Act").

Risk, Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Jubak Global Equity Fund (Prospectus Summary) | Jubak Global Equity Fund | Jubak Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Recoupments, Date of Termination	ck0001318342_RecoupmentsOverAssetsDateOfTermination	2012-09-30
Jubak Global Equity Fund | Jubak Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	rr_ShareholderFeeOther	20
Overnight check delivery fee	ck0001318342_ShareholderFeeOther2	15
Retirement account fees (annual maintenance and full redemption requests)	ck0001318342_ShareholderFeeOther3	15
Management fees	rr_ManagementFeesOverAssets	1.20%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.02%	[1]
Fee waiver and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.21%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.81%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,481
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,251

[1]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Effective July 1, 2011, the Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund. This agreement is in effect until September 30, 2012, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.